DERIVATIVE LIABILITIES (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
Day one loss due to derivative liabilities on convertible note			$ 54,863	$ 2,935
Gain on change in fair value of the derivative liabilities	$ (11,700,657)	$ (39,861)	(87,203)	1,306	$ 0
Total			$ (32,340)	4,241	0
Day one loss due to derivative liabilities on convertible note				$ 2,935	$ 0
Day one loss due to derivative liabilities on convertible note	13,010,530	64,540
Total	$ 1,309,873	$ 24,679